Segment Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)
Segment Information [Line Items]
Operating segments	2
Revenue	$ 87,060	$ 116,749
Two Significant Customers [Member]
Segment Information [Line Items]
Revenue percentage	10.00%	10.00%
Revenue	$ 12,600
One Significant Customers [Member]
Segment Information [Line Items]
Revenue	$ 26,100	$ 32,900
Bottom of range [member]
Segment Information [Line Items]
Revenue		$ 23,800